Share-Based Compensation (Details)							1 Months Ended			3 Months Ended		12 Months Ended
		Apr. 30, 2025	Jan. 01, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Jul. 29, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2025 $ / shares shares	Nov. 30, 2023 CNY (¥) shares	Aug. 31, 2023 shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 $ / shares	May 31, 2022
Share-Based Compensation [Line Items]
Reverse stock splits		1:25
Share options granted and outstanding	[1]											617,072	617,072
Contractual life				7 years 7 months 9 days								8 years 11 months 8 days	8 years 11 months 8 days	7 years 7 days
Obliged to pay cash (in Yuan Renminbi) | ¥
Non current liabilities (in Yuan Renminbi)				¥ 10,405,554								10,405,554		¥ 10,405,554	¥ 10,405,554	$ 1,487,974
Share options					2,411
Share options vested						14,465
Recognized compensation cost												¥ 33,485,823	$ 5,141,560
Warrant [Member]
Share-Based Compensation [Line Items]
Warrant outstanding										900,000		1,200,000				1,200,000
Company’s market capitalization exceeds amount (in Dollars) | $										$ 100,000,000			$ 250,000,000
Warrants pool outstanding												25.00%				25.00%
Share Option [Member]
Share-Based Compensation [Line Items]
Reverse stock splits					1:25	1:25
Obliged to pay cash (in Yuan Renminbi) | ¥																	¥ 3,500,000
Shares issued			1,757
Chief Executive Officer [Member]
Share-Based Compensation [Line Items]
Number of shares available for grant												4,500,000				4,500,000
Chief Executive Officer [Member] | Warrant [Member]
Share-Based Compensation [Line Items]
Warrants issued												2,800,000				2,800,000
Warrant outstanding							800,000				800,000	5,000,000				5,000,000
Executive Management [Member]
Share-Based Compensation [Line Items]
Number of shares available for grant												1,000,000				1,000,000
Independent Director [Member]
Share-Based Compensation [Line Items]
Number of shares available for grant												199,998				199,998
Option Plan [Member]
Share-Based Compensation [Line Items]
Share options authorized														208,000
Reverse stock splits														1:25
Consideration price per share (in Dollars per share) | $ / shares																		$ 226.5
2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Consideration price per share (in Dollars per share) | $ / shares							$ 11.82				$ 11.82
Contractual life							10 years
Number of shares available for grant							617,072				617,072
2025 Warrant Program [Member]
Share-Based Compensation [Line Items]
Vesting period							90 days
Number of lapse period							10 years
Restricted Stock [Member] | 2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Contractual life							10 years
Number of shares available for grant							814,439				814,439
Lishang Seller [Member]
Share-Based Compensation [Line Items]
Reverse stock splits			1:25						1:25					1:25
Obliged to pay cash (in Yuan Renminbi) | ¥			¥ 3,500,000
Shares issued			1,239						679
Share options issued														10,862
Lishang [Member]
Share-Based Compensation [Line Items]
Acquisition of equity interest, percentage																			51.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Reverse stock splits												1:25	1:25
common stock par value (in Dollars per share) | $ / shares	[2]															$ 0.4		$ 0.4
Class A Ordinary Shares [Member] | Warrant [Member]
Share-Based Compensation [Line Items]
Warrants pool issued												25.00%				25.00%
Class A Ordinary Shares [Member] | Executive Officer [Member]
Share-Based Compensation [Line Items]
Warrants issued							1,000,000				1,000,000
Class A Ordinary Shares [Member] | Director [Member]
Share-Based Compensation [Line Items]
Warrants issued												200,000				200,000
Class A Ordinary Shares [Member] | Chief Executive Officer [Member] | Warrant [Member]
Share-Based Compensation [Line Items]
Company’s market capitalization exceeds amount (in Dollars) | $											$ 50,000,000
Class A Ordinary Shares [Member] | 2023 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Shares issued							208,000
common stock par value (in Dollars per share) | $ / shares							$ 0.4				$ 0.4
Class A Ordinary Shares [Member] | 2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Shares issued							1,208,000
IPO [Member]
Share-Based Compensation [Line Items]
Reverse stock splits												1:25	1:25
Share options vested												14,465	14,465
IPO [Member] | Share Option [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥																	¥ 12,400,000
IPO [Member] | Option Plan [Member]
Share-Based Compensation [Line Items]
Reverse stock splits															1:25
Share options granted and outstanding															583
Contractual life															10 years
IPO [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Shares issued								3,900,000
IPO [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥								¥ 3,500,000
IPO [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥								¥ 12,400,000

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.
[2]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.